Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net income for the year	$ 664,361		$ 275,675
Adjustments for
Depreciation of property and equipment	225,007		170,520
Depreciation of right-of-use assets	112,782		80,496
Amortization of intangible assets	55,243		48,213
Share-based payment transactions	15,424		7,046
Net finance costs	73,018		53,910
Income tax expense	151,806		86,982
Gain on sale of business	0		(306)
Bargain purchase gain	(193,549)		(4,008)
Gain on sale of property and equipment	(24,625)		(7,882)
Gain on derecognition of right-of-use assets	(1,282)		(1,159)
Gain on sale of assets held for sale	(12,209)		(11,899)
Loss on disposal of intangible assets	1		0
Employee benefits	(20,193)		(1,656)
Provisions net of payments	21,890		7,930
Adjustments to reconcile profit (loss)	1,067,674		703,862
Net change in non-cash operating working capital	41,940		33,661
Cash generated from operating activities before the following	1,109,614		737,523
Interest paid	(65,453)		(50,366)
Income tax paid	(188,810)		(73,256)
Settlement of derivative contract	0		(3,039)
Net cash from operating activities	855,351		610,862
Cash flows used in investing activities
Purchases of property and equipment	(268,656)		(142,710)
Proceeds from sale of property and equipment	92,842		52,116
Proceeds from sale of assets held for sale	19,869		24,480
Purchases of intangible assets	(7,143)		(1,665)
Proceeds from sale of business	0		2,351
Business combinations, net of cash acquired	(1,008,131)		(327,650)
Purchases of investments	(35,913)		(7,446)
Proceeds from sale of investments	40,686		0
Proceeds from collection of promissory notes	0		18,892
Others	3,789		3,151
Net cash used in investing activities	(1,162,657)		(378,481)
Cash flows from (used in) financing activities
Decrease in bank indebtedness	(7,173)		(2,231)
Proceeds from long-term debt	661,039		33,175
Repayment of long-term debt	(43,868)		(191,221)
Net increase (decrease) in revolving facilities	118,859		(326,201)
Repayment of lease liabilities	(115,336)		(82,587)
(Decrease) increase in other financial liabilities	(11,216)		4,738
Dividends paid	(85,386)		(67,604)
Repurchase of own shares	(198,153)		(38,021)
Proceeds from exercise of stock options	20,114		21,361
Repurchase of own shares for restricted share unit settlement	(16,579)		(4,843)
Proceeds from the issuance of common shares, net of expenses	0		425,350
Net cash from (used in) financing activities	322,301		(228,084)
Net change in cash and cash equivalents	14,995		4,297
Cash and cash equivalents, beginning of year	4,297	[1]	0
Cash and cash equivalents, end of year	$ 19,292		$ 4,297	[1]

[1]	Recasted for change in accounting policy (see note 10)